Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Summary of the Company's intangible assets, net

	As of December 31,
	2012	2013
	RMB	RMB

Brand name	2,141	2,141
Customer relationships	1,637	1,637
Source code	933	933
Domain names	—	305
	4,711	5,016
Less: accumulated amortization	(142)	(741)
Intangible assets, net	4,569	4,275

Schedule of amortization expenses for future periods

As of December 31, 2013, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2014	665
2015	665
2016	665
2017	612
2018	338
Thereafter	1,330
Total	4,275